SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Common shares authorized, issued and related contributed capital by controlling shareholders
In Thousands of US Dollars and shares
Description	2017	2016
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding :
Number of common shares	56,378	49,116
Dollars	$108,196	$92,125